Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	€ 21,273	€ 18,111
Intangible assets	5,350	3,847
Total non-current assets	26,623	21,958
Current assets
Inventory	22,336	3,685
Prepayments and other receivables	8,242	8,472
Financial asset investments at fair value through profit or loss		27,453
Cash and cash equivalents	8,164	7,681
Total current assets	38,742	47,291
Total assets	65,365	69,249
Non-current liabilities
Lease liability	7,651	411
Deferred income	2,925
Total non-current liabilities	10,576	411
Current liabilities
Trade and other payables	7,262	2,877
Provisions	8,403
Deferred income	186
Cost accruals	1,934	1,178
Derivative financial instruments – warrants	7,651	15,271
Total current liabilities	25,436	19,326
Total liabilities	36,012	19,737
Net assets	29,353	49,512
Equity
Share capital	2	2
Share premium	217,156	213,477
Share-based payments reserve	3,972	463
Retained earnings	(191,777)	(164,430)
Total equity	€ 29,353	€ 49,512